UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.7%)(a)
	Rating(RAT)	Principal amount	Value

California (95.5%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	Aa3	$14,000,000	$16,276,120
(Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	2,045,000	2,318,478
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	700,000	751,212
(O'Connor Woods), 5s, 1/1/33	AA-	2,300,000	2,615,997

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds (Odd Fellows Home of CA), Ser. A
5s, 4/1/42	AA-	1,000,000	1,109,270
5s, 4/1/32	AA-	3,000,000	3,440,040

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5s, 12/1/34	AA	4,960,000	5,813,070

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	5,000,000	4,609,250

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	Aa3	3,000,000	3,468,540
Ser. A, 5s, 5/1/39	AA-	1,000,000	1,136,780

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM
zero %, 8/1/41	Aa1	7,680,000	2,211,149
zero %, 8/1/40	Aa1	10,160,000	3,079,699
zero %, 8/1/18	Aa1	1,500,000	1,384,365

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5s, 10/1/54	AA-	8,650,000	9,757,719
Ser. F-1, 5s, 4/1/54	AA	14,330,000	16,283,896

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	114,923
(Providence Hlth. & Svcs.), Ser. C, U.S. Govt. Coll., 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa3	5,400,000	6,213,780
(Providence Hlth. & Svcs.), Class C, U.S. Govt. Coll., 6 1/4s, 10/1/28 (Prerefunded 10/1/18)	Aa3	3,350,000	3,832,266
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,919,705
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,362,200
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,163,770
(Scripps Hlth.), Ser. A, 5s, 11/15/40	AA	1,500,000	1,681,410
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	Aa3	5,400,000	6,019,002
(Scripps Hlth.), Ser. A, 5s, 11/15/32	AA	1,000,000	1,140,690
(CA-NV Methodist), 5s, 7/1/26 (Prerefunded 7/1/16)	AA-	1,745,000	1,784,280

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A	295,000	296,094
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	5,000	5,019
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	3,110,000	3,113,421
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	4,990,000	4,991,896
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A	2,440,000	2,444,148

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	A-	4,860,000	5,024,122
U.S. Govt. Coll., 5 1/4s, 2/1/46 (Prerefunded 2/1/17)	AAA/P	640,000	671,744
5 1/4s, 2/1/37	A-	7,710,000	7,978,694
U.S. Govt. Coll., 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	AAA/P	5,440,000	5,709,824

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	4,000,000	4,498,920
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,171,630
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,432,933
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	239,094
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	9,000,000	9,806,670
(Emerson College), 5 3/4s, 1/1/33	Baa1	1,000,000	1,143,180
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,099,020
(U. Students Coop Assn.), 5s, 4/1/22	BBB	790,000	822,927

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	AA-	3,000,000	3,521,730

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5 1/8s, 7/1/44	BBB-	1,000,000	1,066,930

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	28,000,000	32,842,320
5 3/4s, 4/1/31	Aa3	30,000,000	34,484,400
5 1/4s, 4/1/35	Aa3	10,000,000	11,838,300
5s, 8/1/45	Aa3	4,000,000	4,697,480
5s, 3/1/45	Aa3	4,165,000	4,863,554
5s, 10/1/44	Aa3	13,905,000	16,178,607
5s, 12/1/43	Aa3	1,500,000	1,745,160
5s, 11/1/43	Aa3	6,645,000	7,720,693
5s, 4/1/37	Aa3	2,000,000	2,349,260

CA State VRDN, 0.01s, 5/1/33	VMIG1	4,400,000	4,400,000

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,465,850
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	116,534
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,085,000	1,216,708
(U. of the Pacific), U.S. Govt. Coll., 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	75,615
(CA College of Arts), 5 1/4s, 6/1/30	Baa2	1,360,000	1,493,783
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,422,366
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,252,125
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,907,299
(Pepperdine U.), 5s, 9/1/45	AA	1,000,000	1,168,330
(Santa Clara U.), 5s, 4/1/45	Aa3	2,500,000	2,868,025
(Pepperdine U.), 5s, 12/1/44	AA	2,000,000	2,305,380
(U. of the Pacific), 5s, 11/1/36	A2	500,000	570,325
(U. of Redlands), Ser. A, 5s, 10/1/35	A3	1,000,000	1,136,190
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,701,814
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	230,207

CA State Edl. Fac. Auth. Rev. Bonds (Occidental College)(FWC)
5s, 10/1/45	Aa3	425,000	492,766
5s, 10/1/38	Aa3	595,000	694,776
5s, 10/1/35	Aa3	500,000	589,860
5s, 10/1/34	Aa3	960,000	1,137,907

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5s, 11/1/41	Aa2	1,000,000	1,145,940
(J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,487,960
(Indpt. Syst. Operator Corp.), 5s, 2/1/30	A1	7,000,000	7,966,910
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	AA-	4,985,000	5,502,493

CA State Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.01s, 9/1/37	VMIG1	3,295,000	3,295,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5s, 8/15/30	BBB	1,000,000	1,123,270

CA State Muni. Fin. Auth. Student Hsg. Rev. Bonds (Bowles Hall Foundation), Ser. A, 5s, 6/1/35	Baa3	1,270,000	1,393,711

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,900,500
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	8,613,920

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/1/16) (Republic Svcs., Inc.), Ser. A, 0.6s, 8/1/23	BBB+	1,200,000	1,200,024

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A	4,000,000	4,259,240

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	3,000,000	3,519,210
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A1	490,000	562,153
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A1	575,000	657,990
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A1	2,625,000	3,007,463
(Riverside Campus), Ser. B, 6s, 4/1/25	A1	1,755,000	2,013,108
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A1	4,485,000	5,150,798
Ser. G-1, 5 3/4s, 10/1/30	A1	10,000,000	11,530,400
Ser. A-1, 5 1/2s, 3/1/25	A1	2,500,000	2,888,000
Ser. B, 5s, 10/1/39	A1	1,500,000	1,726,500
(Various Cap.), Ser. I, 5s, 11/1/38	A1	1,880,000	2,171,438
(Regents U.), Ser. E, U.S. Govt. Coll., 5s, 4/1/29 (Prerefunded 4/1/19)	Aaa	7,015,000	7,913,411
(Regents U.), Ser. E, U.S. Govt. Coll., 5s, 4/1/28 (Prerefunded 4/1/19)	Aaa	8,290,000	9,351,700
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A1	5,420,000	5,977,718

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5s, 6/1/40	BBB/F	5,000,000	5,386,950

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,713,450
Ser. A, 5s, 11/1/38	Aa2	2,250,000	2,649,060
Ser. A, 5s, 11/1/35	Aa2	4,500,000	5,272,605

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	4,120,000	4,130,959

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	6,934,080
(Enloe Med. Ctr.), 6 1/4s, 8/15/33 (Prerefunded 8/15/18)	AA-	6,500,000	7,392,580
(Enloe Med. Ctr.), 6 1/4s, 8/15/28 (Prerefunded 8/15/18)	AA-	5,000,000	5,686,600
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,973,500
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,907,610
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB+/F	950,000	1,073,576
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	3,770,000	4,006,341
(899 Charleston, LLC), Ser. A, 5 3/8s, 11/1/49	BB/P	1,000,000	1,017,840
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,176,280
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,119,890
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	300,000	303,993
(American Baptist Homes of the West), 5s, 10/1/45	BBB+/F	2,550,000	2,717,790
AGM, 5s, 11/15/44	AA	5,195,000	5,834,401
(American Baptist Homes of the West), 5s, 10/1/43	BBB+/F	1,190,000	1,276,287
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,458,878
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,824,747
(Enloe Med. Ctr.), 5s, 8/15/38	AA-	2,750,000	3,182,245
(Enloe Med. Ctr.), 5s, 8/15/35	AA-	1,580,000	1,856,753
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	650,172
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27 (Prerefunded 10/1/17)	AA-	3,685,000	3,955,258
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,368,736
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	625,000	472,138

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB+/F	4,500,000	5,062,185
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	9,500,000	9,682,305

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,160,000	2,206,894

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	2,022,525

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	7,126,200

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5s, 8/1/39	Aa2	9,275,000	10,697,692

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGC, 5s, 6/1/30	AA	2,000,000	2,161,600

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa2	2,600,000	2,986,204
Ser. D, 5 7/8s, 1/1/34	Aa2	5,000,000	5,742,700

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5 1/2s, 9/1/30	BBB+	740,000	846,049
5 1/2s, 9/1/29	BBB+	2,165,000	2,491,027

Clovis, Unified School Dist. G.O. Bonds (Election 2012), Ser. D, 5s, 8/1/37	Aa2	3,000,000	3,487,710

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5s, 8/1/38	Aa1	7,000,000	8,079,890
NATL, zero %, 8/1/22	Aa1	1,280,000	1,115,136
NATL, zero %, 8/1/21	Aa1	4,500,000	4,059,135

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	23,050,000	17,899,017

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	6,210,000	5,649,548

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	A-	585,000	637,697
Ser. A, 5s, 9/1/32	A-	1,125,000	1,244,543
(Sr. Lien), Ser. A, 5s, 9/1/28	A-	275,000	310,343

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1), 5s, 9/1/28	A-	1,590,000	1,765,743

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	3,185,000	3,362,309

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5s, 9/1/34	AA	500,000	575,695
5s, 9/1/33	AA	385,000	444,871
5s, 9/1/32	AA	450,000	521,843
5s, 9/1/31	AA	590,000	686,648
5s, 9/1/30	AA	815,000	951,904

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	AA-	1,505,000	1,114,422

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5s, 9/1/34	BBB-/P	1,000,000	1,110,320
5s, 9/1/31	BBB-/P	880,000	984,042

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,618,388

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	8,000,000	9,303,600

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,111,480

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5s, 8/1/32	Aa2	2,000,000	2,315,940
5s, 8/1/31	Aa2	1,500,000	1,747,005
5s, 8/1/30	Aa2	1,000,000	1,167,670
5s, 8/1/29	Aa2	500,000	586,840

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5s, 6/1/40	A1	5,000,000	5,725,700
Ser. A-1, 5s, 6/1/33	B3	8,000,000	7,394,880
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	9,578,760

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5 1/4s, 8/1/38	Aa2	4,000,000	4,643,480

Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,436,645
zero %, 8/1/36	Aa2	4,750,000	2,060,883
zero %, 8/1/35	Aa2	1,000,000	457,000

Hayward, Unified School Dist. G.O. Bonds, 5s, 8/1/38	A+	1,995,000	2,259,038

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,204,000
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	10,426,680
5 1/8s, 11/1/38 (Prerefunded 11/1/18)	AA-	2,000,000	2,208,140

Imperial, Irrigation Dist. Elec. Rev. Bonds, Ser. C(FWC)
5s, 11/1/37	AA-	1,500,000	1,776,705
5s, 11/1/36	AA-	1,460,000	1,733,604

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5 1/4s, 9/1/37	A-	4,925,000	5,591,303

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds (Great Park Impt. Area No. 1), 5s, 9/1/39	BB/P	1,000,000	1,096,240

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB+	705,000	798,201
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,165,040

Irvine, Unified School Dist. Special Tax Bonds, BAM, 5s, 9/1/38	AA	2,500,000	2,882,375

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 9/1/33	A-	600,000	673,326
5s, 9/1/32	A-	2,475,000	2,787,370

Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5s, 6/1/40	A3	1,500,000	1,693,005

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/29	BBB-/F	635,000	692,804

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5s, 9/1/33	BB+/P	1,105,000	1,207,058
5s, 9/1/31	BB+/P	1,045,000	1,157,808

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28 (Prerefunded 8/1/16)	Aa2	5,245,000	5,383,311
AGM, zero %, 11/1/23	Aa2	1,395,000	1,141,612

Long Beach Marina, Rev. Bonds, 5s, 5/15/40	BBB/F	1,000,000	1,097,020

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas Purchase), Ser. A, 5 1/2s, 11/15/28	Baa1	5,000,000	6,180,400
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,141,560
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,435,750

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5s, 8/1/39	Aa2	5,000,000	5,566,900
zero %, 8/1/34	Aa2	1,500,000	742,890
zero %, 8/1/33	Aa2	625,000	324,263

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	408,840

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5s, 12/1/44	AA	1,000,000	1,143,460

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,310,456
5s, 10/1/30	A1	1,250,000	1,464,563

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, U.S. Govt. Coll., 6s, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	10,532,520

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5s, 9/1/31	BBB+	1,500,000	1,711,125
5s, 9/1/30	BBB+	1,500,000	1,723,380
5s, 9/1/29	BBB+	1,500,000	1,735,740

Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. D, 5s, 5/15/41	AA	4,000,000	4,533,160
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	5,000,000	5,656,450
(Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	13,009,835
Ser. D, 5s, 5/15/36	AA	1,375,000	1,577,331
(Sr. Intl. Private Activity), 5s, 5/15/35	AA	2,000,000	2,296,000
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/32	AA-	1,000,000	1,151,810
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/31	AA-	1,190,000	1,374,938
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/30	AA-	1,100,000	1,274,944
(Los Angeles Intl. Arpt.), 5s, 5/15/29	AA	4,225,000	4,863,355

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5s, 7/1/44	Aa3	5,000,000	5,772,650
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	7,000,000	8,050,840
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	1,500,000	1,721,970
(Wtr. Wks. Syst.), Ser. B, 5s, 7/1/31	Aa2	2,000,000	2,363,380

Los Angeles, Harbor Dept. Rev. Bonds, FNMA Coll., FHLMC Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	7,350,000	8,150,856

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,341,013
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,247,780

Los Angeles, Waste Wtr. Syst. Rev. Bonds
(Green Bond), Ser. C, 5s, 6/1/45	AA+	2,500,000	2,902,500
Ser. B, 5s, 6/1/30	AA	8,000,000	9,299,680

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	BBB+	5,000,000	7,024,150

Merced, City School Dist. G.O. Bonds (Election 2014), 5s, 8/1/45	Aa3	3,500,000	4,021,920

Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,160,028
zero %, 8/1/39	AA	5,005,000	1,656,455

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	12,100,000	12,995,400

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, AGM
5s, 7/1/32	AA	800,000	914,632
5s, 7/1/31	AA	1,600,000	1,835,072

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5s, 10/1/40	A+	2,790,000	3,144,916

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5s, 8/1/34	Aa2	2,000,000	2,310,020

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,109,520

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5s, 9/1/26	BBB-	1,000,000	1,131,360

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,847
zero %, 8/1/21	Aa2	6,750,000	5,462,100
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	1,825,000	1,475,166

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5 1/4s, 9/1/33	BBB+	1,500,000	1,681,245

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	799,680
5s, 7/1/30	A+	1,000,000	1,153,360

Oakland, G.O. Bonds, Ser. A, 5s, 1/15/35	Aa2	2,000,000	2,322,060

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	1,000,000	1,190,840
(Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,506,720
Ser. A, 5s, 8/1/40	BBB+/P	1,000,000	1,121,060

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5s, 8/15/33	BBB	1,750,000	1,943,603
5s, 8/15/32	BBB	1,000,000	1,113,370

Orange Cnty., Sanitation Dist. Waste Wtr. Rev. Bonds, Ser. A, 5s, 2/1/37	AAA	3,190,000	3,750,579

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5s, 8/15/29	AA-	1,050,000	1,215,848

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,784,080
5 1/2s, 9/1/31	A+	1,000,000	1,123,050

Port of Oakland, Rev. Bonds, Ser. P
5s, 5/1/33	A+	1,860,000	2,054,575
5s, 5/1/31	A+	1,000,000	1,116,750

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	7,192,722

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	552,295
5s, 9/15/28	BBB	1,110,000	1,242,012

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,372,038

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	AA-	3,000,000	3,495,660

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,711,456

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA	6,000,000	6,333,120

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	A3	1,410,000	1,430,290

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	842,025

Rocklin, Special Tax Bonds, 5s, 9/1/35	BB/P	3,500,000	3,763,305

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	971,406

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5s, 9/1/37	BBB-/P	1,250,000	1,351,300
5s, 9/1/33	BBB-/P	1,000,000	1,080,210

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds
5s, 2/1/34	A+	1,625,000	1,872,926
5s, 2/1/33	A+	1,455,000	1,682,955
5s, 2/1/32	A+	500,000	580,390
5s, 2/1/28	A+	2,895,000	3,393,432

Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, AGM
5s, 7/1/28	AA	1,500,000	1,636,500
5s, 7/1/26	AA	5,000,000	5,476,900
5s, 7/1/25	AA	3,990,000	4,372,641

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/23	AA-	10,000,000	7,977,400
Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	6,236,700
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	AA-	5,000,000	4,603,200

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	Aa3	1,500,000	1,748,940
Ser. B, 5s, 8/15/31	Aa3	2,905,000	3,478,650
Ser. Y, 5s, 8/15/31	Aa3	500,000	586,330
Ser. X, 5s, 8/15/28	Aa3	1,650,000	1,933,322

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	Aa3	11,520,000	14,175,590

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19 (Prerefunded 7/1/16)	A3	1,070,000	1,093,829

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A3	7,290,000	8,048,452

San Bernardino Cnty., Special Tax Bonds, 5s, 9/1/33	BBB-/P	2,500,000	2,709,750

San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,135,300
(Election of 2008), Ser. D, 5s, 8/1/45	Aa2	1,500,000	1,719,690

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB-/P	985,000	1,056,718

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/38	A1	2,000,000	2,236,540

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5 1/4s, 3/1/40	AA-	1,000,000	1,125,670
Ser. A, 5 1/4s, 9/1/35	AA-	1,500,000	1,706,220
Ser. A, 5 1/4s, 3/1/25	AA-	6,065,000	7,024,119
(Cap. Impt.), Ser. A, 5s, 10/15/35	AA-	500,000	581,855
Ser. A, 5s, 9/1/26	AA-	6,265,000	7,161,835

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	AA	1,000,000	1,072,600

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	AA	1,245,000	1,445,233
5 1/8s, 5/15/29	AA	7,885,000	8,820,319

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A2	4,665,000	4,673,864

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/44	Aa2	10,000,000	3,147,000

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5 1/4s, 5/1/33	A1	4,000,000	4,598,680
5s, 5/1/29	A1	2,000,000	2,323,520

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5s, 5/1/43	A1	3,280,000	3,742,808

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BBB-/P	1,140,000	1,238,165

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGC, 5 1/4s, 5/1/25	AA	2,250,000	2,484,563
Ser. F, 5s, 5/1/40	A1	4,750,000	5,305,418
Ser. G, 5s, 5/1/40	A1	4,400,000	4,914,492

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,193,790
(Mission Bay South Redev.), Ser. D, 6 5/8s, 8/1/39	BBB+	1,250,000	1,407,688

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5s, 8/1/43	BBB+	1,750,000	1,907,675

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	8,012,760

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	7,125,000	7,887,731

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	AA	3,935,000	4,002,564

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	7,670,538
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	3,015,440

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,992,700
5 1/4s, 7/1/32	A+	4,000,000	4,587,160

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,270,000	3,675,120
5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,485,000	1,675,600
5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	480,000	530,448

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	966,439

School Fin. Fac. Auth. 144A Rev. Bonds (Kipp LA Projects), Ser. A, 5s, 7/1/45	BBB-	1,500,000	1,589,475

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25 (Prerefunded 8/1/16)	Aa3	9,020,000	5,819,073

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 8/15/32	BBB+	1,000,000	1,117,770
5s, 8/15/30	BBB+	1,130,000	1,271,205

South Western Cmnty. College Dist. G.O. Bonds (Election 2008), Ser. D
5s, 8/1/44	Aa2	4,000,000	4,635,840
zero %, 8/1/37	Aa2	3,100,000	1,154,998

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A3	2,850,000	3,389,762
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,743,225
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,620,431

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6 1/4s, 10/1/40	A	1,250,000	1,549,013
6 1/4s, 10/1/38	A	2,235,000	2,783,715
6 1/8s, 10/1/35	A	750,000	927,630

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5s, 8/1/38	AA	1,000,000	1,108,640

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65s, 8/1/21	B+/P	3,105,000	3,113,321

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	4,546,550
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,863,100

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6 3/8s, 10/1/38	AA	2,200,000	2,483,228
6 1/4s, 10/1/33	AA	3,000,000	3,390,900

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	AA-	6,000,000	6,760,020
5 5/8s, 1/1/29	AA-	1,000,000	1,117,840

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	12,640,000	14,003,970

Tustin Cmnty., Fac. Dist. Special Tax Bonds (No. 06-1 Legacy Columbus Villages), Ser. A, 5s, 9/1/37	BBB+	2,100,000	2,356,053

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5s, 8/1/40	AA	2,000,000	2,222,640

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	AA	8,380,000	9,349,817
Ser. O, FHL Banks Coll., U.S. Govt. Coll., 5 1/4s, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,839,899
Ser. AI, 5s, 5/15/32	Aa2	3,000,000	3,547,590

Union, G.O. Bonds, Ser. A, 5s, 9/1/44	Aa1	1,890,000	2,166,809

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA+	1,500,000	1,719,090
5 3/4s, 8/15/28	AA+	1,745,000	2,001,864

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	2,350,000	2,598,207

			1,280,251,353
Delaware (0.6%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.01s, 10/1/38	VMIG1	8,050,000	8,050,000

			8,050,000
Guam (0.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,110,000

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,450,000	2,716,389

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5s, 10/1/30	AA	1,000,000	1,155,110

			4,981,499
Indiana (0.5%)

IN State Fin. Auth. VRDN, Ser. A-3, 0.01s, 2/1/37	VMIG1	7,085,000	7,085,000

			7,085,000
Mississippi (0.3%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. A, 0.01s, 12/1/30	VMIG1	1,720,000	1,720,000
Ser. E, 0.01s, 12/1/30	VMIG1	3,000,000	3,000,000

			4,720,000
Missouri (0.6%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.01s, 9/1/30	VMIG1	7,900,000	7,900,000

			7,900,000
Puerto Rico (0.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 5/8s, 5/15/43	Ba2	4,000,000	4,000,160

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C, 5 3/8s, 8/1/36	Ca	2,200,000	885,500

			4,885,660
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	8,060,000	8,060,000

			8,060,000
Utah (0.6%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.01s, 5/15/37	VMIG1	8,165,000	8,165,000

			8,165,000
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,235,220

			2,235,220
TOTAL INVESTMENTS

Total investments (cost $1,205,426,723)(b)			$1,336,333,732

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,340,977,744.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,204,683,228, resulting in gross unrealized appreciation and depreciation of $132,603,669 and $953,165, respectively, or net unrealized appreciation of $131,650,504.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.1%
	State debt	14.8
	Local debt	14.1
	Health care	13.3
	Transportation	10.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,336,333,732	$—

Totals by level	$—	$1,336,333,732	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016